Restatement of Previously Issued Interim Condensed Consolidated Financial Statements (Unaudited) - Schedule of Unaudited Condensed Consolidated Financial Statements (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
As Reported [Member]
Revenues
Total revenues	$ 4,364,341	$ 4,583,148	$ 4,564,598	$ 9,147,746	$ 13,512,087
Expenses
Amortization of financing costs	$ (399,697)				$ (1,069,514)
Weighted average share outstanding, common stock - diluted (in Shares)	54,964,640	22,575,043	15,338,289	18,809,177	47,789,972	31,191,907
Net income (loss) per share of common stock – diluted (in Dollars per share)	$ 0.1	$ (0.06)	$ (0.11)	$ (0.15)	$ 0.07	$ (0.32)
Expenses
Production taxes, transportation and processing	$ 435,539	$ 302,850		$ 700,066
Lease operating	2,545,969	1,993,454	$ 1,921,321	3,914,775	$ 6,460,744
Accretion of asset retirement obligations		95,322	335,771	251,538
General and administrative	2,591,296	1,941,044	2,084,545	4,025,589	6,616,885
Total expenses	6,129,063	4,790,860	4,835,928	9,447,233	15,340,263
Operating income (loss)	(1,764,722)	(207,712)	(271,330)	(299,487)	(1,828,176)
Gain on extinguishment of liabilities	1,846,684	207,307	92,294	299,601	2,146,285
Change in fair value of derivative liabilities
Change in fair value of derivative liabilities - related party
Interest expense	(1,220,390)	(1,678,538)		(3,422,784)	(4,643,174)
Other income		281,715	13,627	295,342	295,342
Total other income (expense)	13,650,069	(1,491,511)	(2,251,286)	(3,742,797)	9,907,272
Income (loss) before income taxes	11,885,347	(1,699,223)	(2,522,616)	(4,042,284)	8,079,096
Income tax (provision) benefit	(6,260,472)	398,744	770,385	1,169,129	(5,091,343)	$ 1,913,554
Net income (loss)	5,624,875	(1,300,479)	(1,752,231)	(2,873,155)	2,987,753
Net income (loss) attributable to NCI
Net income (loss) attributable to Eon Resources, Inc.	$ 5,624,875	$ (1,300,479)	$ (1,752,231)	$ (2,873,155)	$ 2,987,753
Weighted average share outstanding, common stock - basic (in Shares)	38,073,390	22,575,043	15,338,289	18,809,177	25,301,146	31,191,907
Weighted average share outstanding, common stock - diluted (in Shares)	54,964,640	22,575,043	15,338,289	18,809,177	47,789,972	31,191,907
Net income (loss) per share of common stock – basic (in Dollars per share)	$ 0.15	$ (0.06)	$ (0.11)	$ (0.15)	$ 0.12	$ (0.32)
Net income (loss) per share of common stock – diluted (in Dollars per share)	$ 0.1	$ (0.06)	$ (0.11)	$ (0.15)	$ 0.07	$ (0.32)
Adjustment [Member]
Revenues
Total revenues	$ (144,777)	$ 48,902	$ (59,500)	$ (10,598)	$ (155,375)
Expenses
Amortization of financing costs	$ (21,526)				$ (21,526)
Weighted average share outstanding, common stock - diluted (in Shares)					(22,488,826)
Net income (loss) per share of common stock – diluted (in Dollars per share)	$ (0.03)	$ (0.07)	$ (0.02)	$ (0.11)	$ (0.11)	$ 0.08
Expenses
Production taxes, transportation and processing	$ (12,491)	$ 12,491		$ 12,491
Lease operating	203,248	365,588	$ 269,446	635,034	$ 838,282
Accretion of asset retirement obligations		(86,809)	(328,779)	(236,033)
General and administrative	54,001	(132,699)	(275,655)	(408,354)	(354,353)
Total expenses	244,758	158,571	(334,988)	3,138	483,929
Operating income (loss)	(389,535)	(109,669)	275,488	(13,736)	(639,304)
Gain on extinguishment of liabilities	(19,481)	(1,121,825)	(484,113)	(1,605,938)	(1,625,419)
Change in fair value of derivative liabilities	(779,187)	(755,558)	(129,721)	(885,279)	(1,664,466)
Change in fair value of derivative liabilities - related party	(563,000)	449,000	113,000	562,000	(1,000)
Interest expense	(67,329)	28,882		28,882	(38,447)
Other income		(281,715)	(13,426)	(295,141)	(295,141)
Total other income (expense)	(1,450,523)	(1,681,216)	(514,260)	(2,195,476)	(3,645,999)
Income (loss) before income taxes	(1,840,058)	(1,790,885)	(238,772)	(2,209,212)	(4,285,303)
Income tax (provision) benefit	178,606	135,515	(65,516)	69,999	248,605	$ 908,000
Net income (loss)	(1,661,452)	(1,655,370)	(304,288)	(2,139,213)	(4,036,698)
Net income (loss) attributable to NCI			(28,535)	(28,535)	(28,535)
Net income (loss) attributable to Eon Resources, Inc.	$ (1,661,452)	$ (1,655,370)	$ (275,753)	$ (2,110,678)	$ (4,008,163)
Weighted average share outstanding, common stock - basic (in Shares)
Weighted average share outstanding, common stock - diluted (in Shares)					(22,488,826)
Net income (loss) per share of common stock – basic (in Dollars per share)	$ (0.05)	$ (0.07)	$ (0.02)	$ (0.11)	$ (0.16)	$ 0.08
Net income (loss) per share of common stock – diluted (in Dollars per share)	$ (0.03)	$ (0.07)	$ (0.02)	$ (0.11)	$ (0.11)	$ 0.08
As Restated [Member]
Revenues
Total revenues	$ 4,219,564	$ 4,632,050	$ 4,505,098	$ 9,137,148	$ 13,356,712
Expenses
Amortization of financing costs	$ (421,223)				$ (1,091,040)
Weighted average share outstanding, common stock - diluted (in Shares)	54,964,640	22,575,043	15,338,289	18,809,177	25,301,146
Net income (loss) per share of common stock – diluted (in Dollars per share)	$ 0.07	$ (0.13)	$ (0.13)	$ (0.26)	$ (0.04)
Expenses
Production taxes, transportation and processing	$ 423,048	$ 315,341		$ 712,557
Lease operating	2,749,217	2,359,042	$ 2,190,767	4,549,809	$ 7,299,026
Accretion of asset retirement obligations		8,513	6,992	15,505
General and administrative	2,645,297	1,808,345	1,808,890	3,617,235	6,262,532
Total expenses	6,373,821	4,949,431	4,500,940	9,450,371	15,824,192
Operating income (loss)	(2,154,257)	(317,381)	4,158	(313,223)	(2,467,480)
Gain on extinguishment of liabilities	1,827,203	(914,518)	(391,819)	(1,306,337)	520,866
Change in fair value of derivative liabilities	(779,187)	(755,558)	(129,721)	(885,279)	(1,664,466)
Change in fair value of derivative liabilities - related party	(563,000)	449,000	113,000	562,000	(1,000)
Interest expense	(1,287,719)	(1,649,656)		(3,393,902)	(4,681,621)
Other income			201	201	201
Total other income (expense)	12,199,546	(3,172,727)	(2,765,546)	(5,938,273)	6,261,273
Income (loss) before income taxes	10,045,289	(3,490,108)	(2,761,388)	(6,251,496)	3,793,793
Income tax (provision) benefit	(6,081,866)	534,259	704,869	1,239,128	(4,842,738)
Net income (loss)	3,963,423	(2,955,849)	(2,056,519)	(5,012,368)	(1,048,945)
Net income (loss) attributable to NCI			(28,535)	(28,535)	(28,535)
Net income (loss) attributable to Eon Resources, Inc.	$ 3,963,423	$ (2,955,849)	$ (2,027,984)	$ (4,983,833)	$ (1,020,410)
Weighted average share outstanding, common stock - basic (in Shares)	38,073,390	22,575,043	15,338,289	18,809,177	25,301,146
Weighted average share outstanding, common stock - diluted (in Shares)	54,964,640	22,575,043	15,338,289	18,809,177	25,301,146
Net income (loss) per share of common stock – basic (in Dollars per share)	$ 0.1	$ (0.13)	$ (0.13)	$ (0.26)	$ (0.04)
Net income (loss) per share of common stock – diluted (in Dollars per share)	$ 0.07	$ (0.13)	$ (0.13)	$ (0.26)	$ (0.04)
Natural Gas and Natural Gas Liquids [Member] | As Reported [Member]
Revenues
Total revenues	$ 132,466	$ 67,840	$ 139,532	$ 207,372	$ 339,838
Natural Gas and Natural Gas Liquids [Member] | Adjustment [Member]
Revenues
Total revenues	(26,832)	(25,500)	(59,500)	(85,000)	(111,832)
Natural Gas and Natural Gas Liquids [Member] | As Restated [Member]
Revenues
Total revenues	105,634	42,340	$ 80,032	122,372	228,006
Crude Oil [Member] | As Reported [Member]
Revenues
Total revenues	4,351,800	3,520,740		7,913,345	12,265,145
Crude Oil [Member] | Adjustment [Member]
Revenues
Total revenues	(117,945)	74,402		74,402	(43,543)
Crude Oil [Member] | As Restated [Member]
Revenues
Total revenues	$ 4,233,855	$ 3,595,142		$ 7,987,747	$ 12,221,602